Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net income per share
Schedule of computation of basic and diluted net income per share
	2024	2023
Net gain (loss) attributable to common stock	$(1,197,803)	$(651,482)
Basic weighted average outstanding shares of common stock	1,267,565	12,845
Dilutive common share equivalents	–	–
Dilutive weighted average outstanding shares of common stock	1,267,565	12,845
Net gain (loss) per share attributable to common stock	$(0.94)	$(50.72)